Investment in finance and sales-type leases, net (Tables)	6 Months Ended
Jun. 30, 2021
Flight Equipment, Net [Abstract]
Schedule of components of net investment in finance and sales-type leases
Components of investment in finance and sales-type leases, net as of June 30, 2021 and December 31, 2020 were as follows:

	June 30, 2021	December 31, 2020
Future minimum lease payments to be received	$560,235	$608,950
Estimated residual values of leased flight equipment	574,383	589,872
Less: Unearned income	(219,277)	(260,708)
Allowance for credit losses (Note 18)	(56,188)	(59,663)
	$859,153	$878,451